Expected credit loss measurement - ECL for the period (Narrative) (Detail 2)		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Upside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	7.50%	0.00%	7.50%
Baseline ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	42.50%	60.00%	42.50%
Mild downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	35.00%	0.00%	35.00%
Severe downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	15.00%	40.00%	15.00%
UBS AG | Upside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	7.50%	0.00%	7.50%
UBS AG | Baseline ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	42.50%	60.00%	42.50%
UBS AG | Mild downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	35.00%	0.00%	35.00%
UBS AG | Severe downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	15.00%	40.00%	15.00%